Share Based Payment	12 Months Ended
Dec. 31, 2024
Share Based Payment [Abstract]
SHARE BASED PAYMENT

NOTE 11 - SHARE BASED PAYMENT:

The Company maintains a share-based payment plan for employees, directors and consultants (the “Plan”). According to the Plan, the Company can grant options and RSUs. The options and the RSUs vest over a period of up to four years, and the options’ term period is 7-10 years. Nevertheless, the Board of Directors is qualified to resolve on different vesting terms. Below is a summary of the Company’s share option and RSUs activity during the years 2024, 2023 and 2022:

Date of grant	Amount	Exercise price ($) (*)	Fair value at the date of grant (U.S. dollars in thousands)	Volatility	Risk-free interest rate	Contractual term (in years)
2024
Options
January 1, 2024	100,000	0.00-0.43	63	0%-80.00%	3.59%	3-7
March 13, 2024	45,012	0.00-1.09	59	0%-86.21%	3.89%	2-7
July 16, 2024	100,000	-	287	-	-	5
September 25, 2024	660,024	-	783	-	-	3-7
	905,036
RSUs
January 1, 2024	50,000	-	39	-	-
March 13, 2024	190,044	-	347	-	-
July 16, 2024	55,020	-	158	-	-
September 9, 2024	199,992	-	210	-	-
September 25, 2024	1,750,152	-	2,078	-	-
November 24, 2024	152,040	-	226	-	-
	2,397,248
2023
Options
April 20, 2023	100,000	0.20	10	79.84%	4.14%	2
May 18, 2023	30,000	0.21	3	89.91%	3.94%	10
November 27, 2023	1,343,748	0.00-0.43	414	91.46%	4.17%	7
	1,473,748
RSUs
July 19, 2023	100,000	-	26	-	-
September 13, 2023	650,000	-	209	-	-
November 27, 2023	925,572	-	494	-	-
	1,675,572
2022
Options
March 13, 2022	84,000	0.66	59	93.01%	2.08%	10
May 30, 2022	323,000	0.00-0.57	125	92.55%	2.57%	10
August 31, 2022	228,000	0.47	63	91.14%	2.97%	10
November 28, 2022	1,673,060	0.34	295	91.09%	3.30%	10
December 19, 2022	1,020,000	0.41	116	90.78%	3.37%	10
December 21, 2022	20,000	0.29	2	90.78%	3.47%	10
	3,348,060

(*)	Translated from NIS based on the U.S. dollars/NIS exchange rate as of December 31, 2024.

The fair value of the options was determined using the binomial model. Volatility is based on volatility data of the traded share price of the Company. The early exercise multiple used for the fair value calculations for grants during 2024, 2023 and 2022 is 2.5 for each offeree. The fair value of RSUs and options with a zero-exercise price was estimated based on the share price on the grant date.

Movement in the number of share options and RSUs outstanding and their related weighted average exercise prices are as follows:

Options

	2024		2023		2022
	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)	Number of options	Average exercise price ($)
Outstanding at beginning of year:	7,136,720	0.67	7,001,800	0.88	4,235,525	1.52
Granted	905,036	0.06	1,473,748	0.34	3,348,060	0.40
Exercised	(2,917,879)	1.23	(224,463)	0.10	(46,561)	-
Forfeited	(262,845)	0.42	(768,269)	0.56	(277,196)	1.51
Expired	(28,066)	0.67	(346,096)	1.08	(258,028)	4.52
Outstanding at end of year	4,832,966	0.47	7,136,720	0.67	7,001,800	0.88
Exercisable at end of year	2,548,439	0.66	3,605,391	1.09	2,087,181	1.31

RSUs

	2024	2023
	Number of RSUs	Number of RSUs
Outstanding at beginning of year:	1,675,572	-
Granted	2,397,248	1,675,572
Vested	(508,898)	-
Forfeited	(279,180)	-
Outstanding at end of year	3,284,742	1,675,572

The following table summarizes information about exercise price and the remaining contractual life of options outstanding at the end of 2024, 2023 and 2022:

	2024		2023		2022
Exercise prices ($)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)	Number outstanding at end of year	Remaining contractual life (in years)
0.00	1,059,009	1.20-6.73	972,728	0.15-6.91	589,668	0.15-9.42
0.21-1.09	3,119,610	0.03-8.38	3,783,920	6.91-9.39	3,118,060	9.20-9.97
1.23-1.77	654,347	0.25-6.65	2,380,072	0.65-7.72	3,294,072	0.59-8.65
	4,832,966		7,136,720		7,001,800

Shares issuance

During the year ended December 31, 2024, 2,917,879 options were exercised into 2,917,879 ordinary shares for total consideration of $3,200 thousand, and 508,898 vested RSUs were issued into 508,898 ordinary shares.

During the year ended December 31, 2023, 224,463 options were exercised into 224,463 ordinary shares for total consideration of $23 thousand.

During the year ended December 31, 2022, 46,561 options were exercised into 46,561 ordinary shares for no consideration. Also, the Company issued 140,135 ordinary shares to service providers for a total estimated fair value of $104 thousand.

Expenses recognized in the financial statements

The costs which were recognized in the Company’s financial statements in respect of services received from its employees and consultants are presented in the table below:

	Year ended December 31
	2024	2023	2022
	U.S. dollar in thousands
Share-based payment plans	2,017	933	1,679

The plans are intended to be governed under rules set for that purpose in the Plan. The exercise prices of the options that are exercisable into shares as of December 31, 2024, range between $0.00 to $1.77.